Derivative Financial Instruments (Notional Amounts of Derivative Contracts) (Detail) - JPY (¥) ¥ in Trillions		Mar. 31, 2021	Mar. 31, 2020
Derivative [Line Items]
Notional amounts of derivatives	[1]	¥ 1,551.8	¥ 1,803.7
Interest Rate Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	1,308.4	1,553.5
Foreign Exchange Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	222.0	230.2
Equity Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	8.0	8.1
Commodity Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	0.1	0.1
Credit Derivatives [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	9.8	8.7
Other [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	¥ 3.5	¥ 3.1

[1]	Includes both written and purchased positions.